Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Comprehensive Income before Income Tax, Domestic and Foreign

The domestic and foreign components of loss before income taxes and provision for income taxes were as follows:

	Years ended
	December 31, 2019 $	December 31, 2018 $
Loss before income taxes
Domestic	(55,507)	(55,537)
Foreign	(40,308)	(9,016)
	(95,815)	(64,553)

Current income tax expense
Domestic	63,120	—
Foreign	1,850	—
	64,970	—
Deferred income tax recovery
Domestic	(14,351)	—
Foreign	(21,592)	—
	(35,943)	—

Provision for income taxes	29,027	—

Reconciliation of the Expected Provision for Income Tax Recovery/Expense to the Actual Provision for Income Tax Recovery/Expense
The reconciliation of the expected income tax recovery to the actual provision for income taxes reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2019 and 2018 is as follows:

	Years ended
	December 31, 2019 $	December 31, 2018 $
Loss before income taxes	(95,815)	(64,553)
Expected income tax recovery at Canadian statutory income tax rate of 26.51% (2018 - 26.51%)	(25,400)	(17,113)
Permanent differences	74,024	16,057
Foreign tax rate differential	1,770	1,726
Tax credits earned during the year	(1,571)	—
Other items	(1,468)	(88)
Change in valuation allowance	(18,328)	(582)
Provision for income taxes	29,027	—

Significant Components of Deferred Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	December 31, 2019 $	December 31, 2018 $
Deferred tax assets
Tax loss carryforwards	59,407	19,540
Temporary differences on capital and intangible assets	44,445	2,366
Stock-based compensation expense	11,324	6,427
Accruals and reserves	10,397	8,384
Share issuance costs	6,590	8,011
Temporary differences related to lease assets and liabilities	4,526	—
Investment tax credits	694	5,833
Valuation allowance	(89,363)	(46,343)
Total deferred tax assets	48,020	4,218

Deferred tax liabilities
Temporary differences on intangible assets	(35,967)	(5,350)
Other deferred tax liabilities	(1,374)	—
Total deferred tax liabilities	(37,341)	(5,350)

Net deferred tax assets (liabilities)	10,679	(1,132)